State Street IG Public & Private Credit ETF Annual Fund Operating Expenses - State Street IG Public & Private Credit ETF - State Street IG Public & Private Credit ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%	[1]

[1]	The Fund's “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund's management fee.